SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  SEPTEMBER 30, 2002

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:		JOELL M. BRAUN
TITLE:	ASST. VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5249

Signature, Place, and Date of Signing:



		JOELL M. BRAUN		Sioux Falls, SD		09/30/02

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	101

FORM 13F INFORMATION TABLE VALUE TOTAL:	$39,688

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        10/04/02           PAGE   1
0ASSETS AS OF 09/30/02
0REQUESTED MODEL: BNK
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        10/04/02           PAGE   1
                                                                    AS OF 09/30/02
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 AFLAC CORP                           001055102       242      7,895 SH          X                       3,895                 4,000

 AT & T WIRELESS COM                  00209A106        83     20,053 SH          X                       4,481                15,572

 AT & T WIRELESS COM                  00209A106         6      1,551 SH              X   X                 993                   558

 ABBOTT LABS COM                      002824100       399      9,865 SH          X                       1,080                 8,785

 ABRAXAS PETE CORP                    003830106        23     30,000 SH          X                      30,000

 AMERUS GROUP CO COM                  03072M108       271      9,564 SH              X   X                                     9,564

 BP AMOCO P L C ADR SPONSORED         055622104     1,008     25,254 SH          X                       8,368                16,886

 BP AMOCO P L C ADR SPONSORED         055622104        16        400 SH              X   X                                       400

 BRISTOL MYERS SQUIBB CO COM          110122108       378     15,867 SH          X                      12,400                 3,467

 BRISTOL MYERS SQUIBB CO COM          110122108        11        450 SH              X   X                                       450

 CHEVRONTEXACO CORP                   166764100     1,541     22,252 SH          X                      15,331                 6,921
 COM
 CHEVRONTEXACO CORP                   166764100        78      1,130 SH              X   X               1,130
 COM
 CITIGROUP INC COM                    172967101       883     29,776 SH          X                      17,021                12,755

 CITIGROUP INC COM                    172967101        24        800 SH              X   X                                       800

 COLGATE PALMOLIVE CO COM             194162103       283      5,254 SH          X                       1,550                 3,704

 COMMUNITY FIRST BANKSHARES COM       203902101       844     30,267 SH          X                                            30,267

 CONAGRA INC COM                      205887102       212      8,550 SH          X                         800                 7,750

 DELL COMPUTER CORP COM               247025109       218      9,266 SH          X                       1,000                 8,266

 DELL COMPUTER CORP COM               247025109        14        600 SH              X   X                                       600

 DOLLAR GEN CORP                      256669102       453     33,743 SH          X                                            33,743

 DOW CHEM CO COM                      260543103     2,427     88,869 SH          X                      83,571                 5,298

 DOW CHEM CO COM                      260543103        27      1,000 SH              X   X                                     1,000

 EQUITY INCOME FD UNIT 1ST EXCHANGE   294700703       405      6,923 SH          X                       6,319                   604
 SER-AT&T SHS
 EXXON MOBIL CORP COM                 30231G102     2,205     69,121 SH          X                      45,371                23,750

 EXXON MOBIL CORP COM                 30231G102        86      2,700 SH              X   X               2,400                   300

                                               ----------
          PAGE TOTAL                               12,137
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        10/04/02           PAGE   2
                                                                    AS OF 09/30/02
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 FORD MTR CO DEL COM                  345370860       121     12,386 SH          X                       6,018                 6,368

 FORD MTR CO DEL COM                  345370860        15      1,500 SH              X   X               1,500

 GANNETT INC                          364730101     2,454     34,000 SH          X                      34,000

 GENERAL ELEC CO COM                  369604103     2,102     85,261 SH          X                      49,098                36,163

 GENERAL ELEC CO COM                  369604103        62      2,500 SH              X   X               1,500                 1,000

 GENERAL MTRS CORP COM                370442105       233      5,977 SH          X                       5,017                   960

 GENERAL MTRS CORP COM                370442105         6        160 SH              X   X                 160

 GILLETTE CO COM                      375766102        92      3,100 SH          X                                             3,100

 GILLETTE CO COM                      375766102       189      6,400 SH              X   X               6,100                   300

 HEWLETT-PACKARD INC COM              428236103       131     11,227 SH          X                       5,090                 6,137

 INTEL CORP                           458140100       343     24,660 SH          X                      14,795                 9,865

 INTEL CORP                           458140100         8        600 SH              X   X                                       600

 INTERNATIONAL BUSINESS MACHS COM     459200101       902     15,471 SH          X                       9,733                 5,738

 INTERNATIONAL BUSINESS MACHS COM     459200101        29        500 SH              X   X                                       500

 J P MORGAN CHASE & CO COM            46625H100       461     24,280 SH          X                      11,212                13,068

 J P MORGAN CHASE & CO COM            46625H100         9        450 SH              X   X                                       450

 JOHNSON & JOHNSON COM                478160104       485      8,965 SH          X                       2,800                 6,165

 KIMBERLY-CLARK CORP                  494368103       271      4,786 SH          X                       1,192                 3,594

 KIMBERLY-CLARK CORP                  494368103        17        300 SH              X   X                                       300

 LINCOLN NATL INCM FD INC NEW         534217104       140     10,597 SH          X                      10,597

 LUCENT TECHNOLOGIES INC COM          549463107        15     20,074 SH          X                       8,112                11,962

 LUCENT TECHNOLOGIES INC COM          549463107         1      1,288 SH              X   X               1,288

 MCDONALDS CORP COM                   580135101       162      9,200 SH          X                       4,200                 5,000

 MCDONALDS CORP COM                   580135101        18      1,000 SH              X   X               1,000

 MEDTRONIC INC COM                    585055106       115      2,730 SH          X                                             2,730

                                               ----------
          PAGE TOTAL                                8,381
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        10/04/02           PAGE   3
                                                                    AS OF 09/30/02
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 MEDTRONIC INC COM                    585055106       110      2,600 SH              X   X               2,000                   600

 MERCK & CO INC COM                   589331107       721     15,774 SH          X                       3,949                11,825

 MERCK & CO INC COM                   589331107        62      1,350 SH              X   X               1,000                   350

 MICROSOFT CORP COM                   594918104       345      7,877 SH          X                       2,030                 5,847

 MICROSOFT CORP COM                   594918104        26        600 SH              X   X                                       600

 NASDAQ 100 TR UNIT SER 1             631100104       498     24,040 SH          X                      15,005                 9,035

 NORTHWESTERN CORP COM                668074107     5,460    559,461 SH          X                       7,376               552,085

 NORTHWESTERN CORP COM                668074107         8        800 SH              X   X                 800

 PFIZER INC COM                       717081103       440     15,156 SH          X                       4,357                10,798

 PFIZER INC COM                       717081103        17        600 SH              X   X                                       600

 RITE AID CORP COM                    767754104        33     15,792 SH          X                      15,792

 SBC COMMUNICATIONS INC               78387G103       471     23,452 SH          X                      13,053                10,399

 STANDARD & POORS DEP REC AMEX INDEX  78462F103       290      3,550 SH          X                         600                 2,950

 STANDARD & POORS DEP REC AMEX INDEX  78462F103        16        200 SH              X   X                                       200

 SCHERING PLOUGH CORP COM             806605101       493     23,130 SH          X                      14,930                 8,200

 SCHERING PLOUGH CORP COM             806605101        26      1,200 SH              X   X                 700                   500

 SCHLUMBERGER LTD COM                 806857108       199      5,170 SH          X                       2,045                 3,125

 SCHLUMBERGER LTD COM                 806857108        12        300 SH              X   X                                       300

 SOUTHERN CO COM                      842587107       197      6,854 SH          X                       1,600                 5,254

 SOUTHERN CO COM                      842587107        23        800 SH              X   X                 800

 SUNTRUST BKS INC COM                 867914103       277      4,500 SH          X                       4,500

 TCF FINL CORP COM                    872275102       220      5,200 SH          X                       5,200

 TARGET CORP COM                      87612E106       576     19,500 SH          X                       8,380                11,120

 TARGET CORP COM                      87612E106        15        500 SH              X   X                                       500

 TENNANT CO COM                       880345103     1,462     45,200 SH              X   X              45,200

                                               ----------
          PAGE TOTAL                               11,997
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        10/04/02           PAGE   4
                                                                    AS OF 09/30/02
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 3M CO                                88579Y101       370      3,364 SH          X                       1,464                 1,900

 US BANCORP DEL COM NEW               902973304       252     13,568 SH          X                       3,896                 9,672

 UNION PAC CORP COM                   907818108       216      3,740 SH          X                       2,240                 1,500

 UNION PAC CORP COM                   907818108        29        500 SH              X   X                 500

 VERIZON COMMUNICATIONS COM           92343V104       495     18,056 SH          X                       4,099                13,957

 WAL MART STORES INC COM              931142103       350      7,115 SH          X                         940                 6,175

 WAL MART STORES INC COM              931142103        15        300 SH              X   X                                       300

 WELLS FARGO & CO NEW COM             949746101     4,684     97,259 SH          X                      77,331                19,928

 WELLS FARGO & CO NEW COM             949746101        96      2,000 SH              X   X               1,600                   400

 WORLDCOM INC GA NEW COM              98157D106         2     15,019 SH          X                       3,824                11,195

 WORLDCOM INC GA NEW COM              98157D106         0        600 SH              X   X                 600

 WYETH COM                            983024100       273      8,600 SH          X                       7,000                 1,600

 XCEL ENERGY INC COM                  98389B100       366     39,283 SH          X                      22,347                16,936

 XCEL ENERGY INC COM                  98389B100        25      2,667 SH              X   X               2,667

                                               ----------
          PAGE TOTAL                                7,173
         FINAL TOTALS                              39,688